Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition
Summary of revenue from contracts with customers

	Three months ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$59	62	180	186
Wireless	35	35	104	105
Other	4	12	22	32
Business Revenue
Data	124	122	375	333
Wireless	8	10	24	31
Other	3	3	8	9
Lease, grant, and revenue from subsidies	24	18	71	57
Total	$257	262	784	753

	Years ended December 31,
	2024	2023

	amounts in millions
GCI Holdings
Consumer Revenue
Data	$246	245
Wireless	142	145
Other	44	45
Business Revenue
Data	457	412
Wireless	40	43
Other	11	14
Lease, grant, and revenue from subsidies	76	77
Total	$1,016	981